Related Parties	12 Months Ended
Dec. 31, 2011
Related Parties [Abstract]
Related Parties

NOTE 18	-	RELATED PARTIES

A.	The Tzivtit Insurance Ltd. ("Tzivtit Insurance"), owned by a director of the Company, serves as the Company's insurance agent and provides the Company with elementary insurance and managers insurance.

In respect of these insurance services, Tzivtit Insurance is entitled to receive commissions at various rates, paid by the insurance company (which is not considered a related party).

With respect to basic insurance policies, and directors and offices insurance policies, the Company paid to the insurance company in 2011, US$ 280 thousand and US$ 198 thousand, respectively (In 2010 US$ 251 thousand and US$ 198 thousand, respectively.)

Tzivtit Insurance is entitled to commissions in an aggregate amount of NIS 179 thousand (US$ 50 thousand) to be paid to Tzivtit Insurance by the insurance company on account of these policies.  (US$ 65 thousand and US$ 40 thousand in 2010 and 2009, respectively.)

B.
In February 2003, an agreement was signed between the Company and A. Sheratzky Holdings Ltd., a wholly-owned and controlled company belonging to Mr. Izzy Sheratzky, President and Director.  The agreement includes, among other things, the cost of Mr. Izzy Sheratzky's monthly employment in an amount of NIS 97,000 (US$ 27,000), entertainment expenses, car maintenance expenses, cellular phone, and entitlement to participate in the profits of the Company in an amount equal to 5% of the pretax income of the Company, plus the share of the Company in the income or losses of affiliated companies, on the basis of the audited consolidated financial statements.

The agreement is for a two-year period, with automatic two-year extensions, unless either of the parties gives 180 day advance notice of its intention to terminate the agreement.

Whereas the term of the agreement exceeds three years, under recent amendments to the Israeli Companies Law, the Company's audit committee, board of directors and shareholders have ratified and approved the agreement with A. Sheratzky, which according to current Israeli law will remain in force and effect until May 11, 2014.

C.
On September 5, 2002, the Company entered into independent contractor agreements with A. Sheratzky Holdings Ltd. and each of Eyal Sheratzky and Nir Sheratzky (the Co-CEO's of the Company), pursuance to which A. Sheratzky Holdings will provide management services to the Company through Eyal Sheratzky and Nir Sheratzky in consideration of monthly payments in the amount of NIS 48,892 and NIS 49,307 (US$ 13,700 and US$ 13,800), respectively, in addition to providing each of them a company car and reimbursement of certain business expenses.  In January 2004, changes in the employment terms of the two Co-CEOs of the Company were approved, whereby in addition to the agreement detailed above, each would be entitled to an annual bonus equal to 1% of the pretax income of the Company, plus the share of the Company in the income or losses of affiliated companies, on the basis of the audited consolidated financial statements.

Whereas the term of the agreement exceeds three years, under recent amendments to the Israeli Companies Law, the Company's audit committee, board of directors and shareholders have ratified and approved the agreement with A. Sheratzky (including third addendum thereto that clarifies the nature of its role and services), which according to current Israeli law will remain in force and effect until May 11, 2014.

The aggregate expenses to A. Sheratzky Holdings in 2011, 2010 and 2009 (including with respect to B. above), were approximately US$ 2,618,000, US$ 2,284,000 and US$ 2,831,000, respectively.

D.
In March 1998, an agreement was approved with a related party, Prof. Yehuda Kahane, for financial consulting, whereby the Company would pay the consultant monthly consulting fees of NIS 4,000 (US$ 1,100), linked to the Israeli Consumer Price Index in respect of January 1998.  In May 2003, the Company approved an increase in the consideration paid, to a total cost of NIS 15,000 (US$ 4,300) a month, linked to the Israeli Consumer Price Index.  The aggregate amount paid to Professor Kahane in each of the years 2011, 2010 and 2009 was approximately US$ 59,000, US$ 55,000 and US$ 50,000, respectively.

Whereas the term of the agreement exceeds three years, under recent amendments to the Israeli Companies Law, the Company's audit committee, board of directors and shareholders have ratified and approved the agreement with Professor Kahane which according to current Israeli law will remain in force and effect until May 11, 2014.

E.
On January 23, 2007, the Company's subsidiary, E-Com Global Electronic Commerce Ltd.  ("E-Com "), signed an agreement with Gil Sheratzky for the employment of Mr. Sheratzky as CEO of that company, in consideration of monthly payments in the amount of NIS 25,000 (US$ 7,100), in addition to providing him a company car, managers insurance and education fund contribution (as customary in Israel) and reimbursement of certain business expenses.  In his position, Mr. Sheratzky will report to the Co-CEO of the Company.  The compensation paid to Gil Sheratzky includes a bonus in an amount equal to 2% of the annual increase in E-COM profits before tax (up to a maximum amount of 1% of that company's profits before tax), based on its audited consolidated financial statements for the relevant year, beginning January 1, 2007.

The aggregate amount paid to Mr. Gil Sheratzky in 2011, 2010 and 2009 was approximately US$ 203,000 US$ 175,000 and US$ 152,000, respectively.

Whereas the term of the agreement exceeds three years, under recent amendments to the Israeli Companies Law, the Company's audit committee, board of directors and shareholders have ratified and approved the agreement with Gil Sheratzky, which according to current Israeli law will remain in force and effect until May 11, 2014.